Deposits by Customers	12 Months Ended
Dec. 31, 2017
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Deposits by Customers

22. DEPOSITS BY CUSTOMERS

	Group
	2017 £m	2016 £m
Current and demand accounts – interest-bearing	85,749	85,967
– non-interest-bearing	2	67
Savings accounts(1)	70,461	58,305
Time deposits	19,951	27,203
Securities sold under repurchase agreements	502	502
Amounts due to Santander UK Group Holdings plc(2)	6,256	4,464
Amounts due to fellow Banco Santander subsidiaries	727	664
	183,648	177,172

(1)	Includes equity index-linked deposits of £1,301m (2016: £1,618m). The capital amount guaranteed/protected and the amount of return guaranteed in respect of the equity index-linked deposits were £1,301m and £67m (2016: £1,618m and £129m) respectively.
(2)	Includes downstreamed funding from our immediate parent company Santander UK Group Holdings plc.